Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (8.3%)
$22,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	06/27/25	4.340	$29,039,770
22,900	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	07/17/25	4.330	25,135,128
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $44,900,000)					54,174,898

UNITED STATES AGENCY OBLIGATIONS (24.9%)
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.155% (3)	(AA+, Aaa)	05/02/25	4.495	5,000,532
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.040% (3)	(AA+, Aaa)	05/13/25	4.380	5,000,063
4,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.160% (3)	(AA+, Aaa)	10/27/25	4.500	4,602,562
6,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.020% (3)	(AA+, Aaa)	11/06/25	4.360	6,200,429
7,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.105% (3)	(AA+, Aaa)	03/18/26	4.445	7,001,562
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (3)	(AA+, Aaa)	05/21/26	4.430	4,300,599
2,200	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (3)	(AA+, Aaa)	05/21/26	4.460	2,200,042
2,100	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (3)	(AA+, Aaa)	05/28/26	4.460	2,099,371
6,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.235% (3)	(AA+, Aaa)	02/11/28	4.575	6,601,215
14,600	Federal Home Loan Banks, 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	04/21/25	4.480	14,600,949
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.160% (3)	(AA+, Aaa)	07/10/25	4.500	6,703,033
17,000	Federal Home Loan Banks, 1 day USD SOFR + 0.145% (3)	(AA+, Aaa)	12/26/25	4.485	17,010,512
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (3)	(AA+, Aaa)	02/23/26	4.465	6,705,227
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,938,145
6,800	Federal Home Loan Banks (4)	(AA+, Aaa)	10/09/26	4.000	6,802,357
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,190,591
10,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.100% (3)	(AA+, Aaa)	02/09/26	4.440	10,002,084
3,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.115% (3)	(AA+, Aaa)	04/02/26	4.455	3,000,024
9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	09/23/26	4.480	9,001,094
6,100	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	10/29/26	4.480	6,100,723
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,986,414
9,729	Federal National Mortgage Association (4)	(AA+, Aaa)	06/17/25	0.500	9,649,501
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100% (3)	(AA+, Aaa)	06/18/26	4.440	5,001,655
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	12/11/26	4.480	5,000,509
6,400	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (3)	(AA+, Aaa)	11/05/27	4.600	6,418,165
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $163,208,453)					163,117,358

UNITED STATES TREASURY OBLIGATIONS (63.0%)
6,000	U.S. Treasury Bills (5)	(AA+, Aaa)	05/29/25	4.176	5,959,084
54,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169% (3)	(AA+, Aaa)	04/30/25	4.419	54,000,026
37,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125% (3)	(AA+, Aaa)	07/31/25	4.375	37,107,467
36,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (3),(6)	(AA+, Aaa)	10/31/25	4.420	36,126,263
73,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (3),(7)	(AA+, Aaa)	01/31/26	4.495	73,705,548
30,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (3),(6)	(AA+, Aaa)	04/30/26	4.400	30,416,122
24,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (3)	(AA+, Aaa)	07/31/26	4.432	24,229,688
25,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (3),(6)	(AA+, Aaa)	10/31/26	4.455	25,037,742
29,700	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (3)	(AA+, Aaa)	01/31/27	4.348	29,689,711
6,700	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	6,709,979
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	601,232

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	$7,092,229
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,551,992
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,562,744
12,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	11,961,797
13,200	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	13,265,742
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,078,613
5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,857,660
6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	6,024,584
6,500	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	6,557,129
13,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	13,221,277
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $411,973,760)					412,756,629

Shares

SHORT-TERM INVESTMENTS (1.8%)
6,887,365	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.30%	6,887,365
4,840,450	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(8)	4,840,450
TOTAL SHORT-TERM INVESTMENTS (Cost $11,727,815)		11,727,815

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $631,810,028)		641,776,700

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		12,972,522

NET ASSETS(9) (100.0%)		$654,749,222

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $54,174,898 or 8.3% of net assets.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.
(4)	Security or portion thereof is out on loan.
(5)	Securities are zero coupon. Rate presented is cost yield as of March 31, 2025.
(6)	At March 31, 2025, $28,520,018 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	At March 31, 2025, $4,379,371 in the value of this security has been pledged as collateral for open swap contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of March 31, 2025, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $ 100,044,440 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., representing 15.3% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

3 mo. = 3 month

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2025	47	$4,896,973	$6,693,094	$1,796,121
Coffee “C” Futures	USD	Jul 2025	7	833,736	985,425	151,689
Corn Futures	USD	Jul 2025	645	15,608,786	14,939,812	(668,974)
Cotton No. 2 Futures	USD	May 2025	103	3,527,506	3,441,745	(85,761)
Soybean Futures	USD	Jul 2025	263	13,690,813	13,521,488	(169,325)
Soybean Meal Futures	USD	May 2025	231	7,037,244	6,761,370	(275,874)
Soybean Meal Futures	USD	Jul 2025	24	741,408	718,560	(22,848)
Soybean Oil Futures	USD	May 2025	294	8,221,306	7,918,596	(302,710)
Sugar No. 11 Futures	USD	Apr 2025	296	6,871,748	6,252,467	(619,281)
Wheat (KC HRW) Futures	USD	May 2025	147	4,483,250	4,093,950	(389,300)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2025 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase(continued)
Agriculture
Wheat Futures	USD	May 2025	224	$6,611,235	$6,014,400	$(596,835)
						$(1,183,098)
Energy
Brent Crude Oil Futures	USD	May 2025	103	7,031,976	7,618,910	$586,934
Brent Crude Oil Futures	USD	Jul 2025	127	9,039,627	9,220,200	180,573
Gasoline RBOB Futures	USD	Apr 2025	57	5,541,758	5,483,936	(57,822)
Light Sweet Crude Oil Futures	USD	May 2025	2	147,744	141,900	(5,844)
Light Sweet Crude Oil Futures	USD	Jun 2025	403	28,382,015	28,338,960	(43,055)
Low Sulphur Gasoil Futures	USD	May 2025	45	3,127,373	3,069,000	(58,373)
Low Sulphur Gasoil Futures	USD	Jul 2025	44	2,830,395	2,960,100	129,705
Natural Gas Futures	USD	Apr 2025	559	20,203,592	23,025,210	2,821,618
NY Harbor ULSD Futures	USD	Apr 2025	24	2,365,732	2,297,635	(68,097)
NY Harbor ULSD Futures	USD	Jun 2025	24	2,165,185	2,272,838	107,653
						$3,593,292
Industrial Metals
LME Lead Futures	USD	Jun 2025	43	2,150,000	2,160,675	$10,675
LME Nickel Futures	USD	Jun 2025	59	5,474,035	5,624,798	150,763
LME Primary Aluminum Futures	USD	Jun 2025	156	9,833,352	9,868,209	34,857
LME Zinc Futures	USD	Jun 2025	74	5,288,798	5,279,937	(8,861)
						$187,434
Livestock
Lean Hogs Futures	USD	Jun 2025	120	4,615,630	4,573,200	$(42,430)
Live Cattle Futures	USD	Jun 2025	101	7,994,605	8,227,460	232,855
						$190,425
Precious Metals
Copper Futures	USD	May 2025	112	12,666,862	14,095,200	$1,428,338
Gold 100 oz. Futures	USD	Jun 2025	116	34,482,025	36,543,480	2,061,455
Silver Futures	USD	May 2025	63	10,263,110	10,902,465	639,355
						$4,129,148
Contracts to Sell
Agriculture
Corn Futures	USD	May 2025	(106)	(2,617,896)	(2,423,425)	$194,471
Energy
Light Sweet Crude Oil Futures	USD	Apr 2025	(198)	(14,144,071)	(14,153,040)	$(8,969)
Industrial Metals
LME Primary Aluminium Futures	USD	Jun 2025	(12)	(800,372)	(759,093)	$41,279
Total Net Unrealized Appreciation (Depreciation)						$7,143,982

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$22,732,842	04/14/25	Bank of America	Bloomberg Commodity Index Total Return	4.31%	At Maturity	$—	609,411	$609,411
USD	62,279,772	04/14/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.29%	At Maturity	—	1,670,489	1,670,489
USD	42,644,826	04/14/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.46%	At Maturity	—	1,134,788	1,134,788

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2025 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$37,918,718	04/14/25	Societe Generale	Societe Generale P04 TR Index(b)	4.46%	At Maturity	$—	1,031,887	$1,031,887
USD	56,884,274	04/14/25	Societe Generale	Bloomberg Commodity Index Total Return	4.31%	At Maturity	—	1,524,927	1,524,927
USD	45,976,129	04/14/25	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	4.34%	At Maturity	—	1,300,531	1,300,531
Total							$—	$7,272,033	$7,272,033

(a)	The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/25 Value(1)
CBOT Bean Oil MAY 25 Futures	3.37%	54.93	$1,479,494
CBOT Corn JUL 25 Futures	5.25%	99.51	2,304,900
NYMEX WTI Crude Oil MAY 25 Futures	6.21%	38.18	2,729,211
NYBOT Cotton MAY 25 Futures	1.44%	18.86	630,313
COMEX Gold JUN 25 Futures	15.61%	21.76	6,855,488
COMEX High Grade Copper MAY 25 Futures	6.01%	20.99	2,641,453
NYMEX Heating Oil JUL 25 Futures	1.98%	9.18	869,008
NYBOT Coffee JUL 25 Futures	3.39%	10.59	1,491,162
KCBOT Kansas Wheat MAY 25 Futures	1.72%	27.06	753,649
CME Live Cattle JUN 25 Futures	3.45%	18.59	1,514,558
ICE Brent Crude Oil JUL 25 Futures	7.09%	42.08	3,112,665
ICE Gas Oil JUL 25 Futures	2.59%	16.89	1,136,271
CME Lean Hogs JUN 25 Futures	1.93%	22.26	848,511
LME Aluminium JUN 25 Futures	3.90%	27.08	1,713,313
LME Nickel JUN 25 Futures	2.30%	10.59	1,009,362
LME Lead DEC 25 Futures	0.89%	7.62	390,802
LME Zinc JUN 25 Futures	2.08%	12.79	912,411
NYMEX Nat Gas MAY 25 Futures	9.81%	104.66	4,310,741
NYMEX Unleaded Gasoline MAY 25 Futures	2.23%	10.17	978,359
CBOT Soybeans JUL 25 Futures	5.60%	47.80	2,457,709
NYBOT Sugar JUL 25 Futures	2.71%	56.93	1,189,246
COMEX Silver MAY 25 Futures	4.68%	11.87	2,054,913
CBOT Soy Meal JUL 25 Futures	3.16%	46.42	1,389,782
CBOT Wheat MAY 25 Futures	2.62%	42.82	1,149,785

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of March 31, 2025.

(b)	The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/25 Value(1)
CBOT Bean Oil MAY 25 Futures	3.37%	48.89	$1,316,935
CBOT Corn JUL 25 Futures	5.25%	88.57	2,051,605
NYMEX WTI Crude Oil MAY 25 Futures	6.21%	33.95	2,426,756
ICE Brent Crude Oil JUL 25 Futures	7.08%	37.40	2,766,736
NYBOT Cotton MAY 25 Futures	1.43%	16.72	558,818
COMEX Gold JUN 25 Futures	15.59%	19.34	6,092,291
COMEX High Grade Copper MAY 25 Futures	6.01%	18.66	2,348,600
NYMEX Heating Oil JUL 25 Futures	1.98%	8.17	773,748
NYBOT Coffee JUL 25 Futures	3.39%	9.41	1,324,751
KCBOT Kansas Wheat MAY 25 Futures	1.72%	24.13	672,145
LME Aluminium DEC 25 Futures	3.93%	23.98	1,535,773
CME Live Cattle JUN 25 Futures	3.45%	16.55	1,348,198
CME Lean Hogs JUN 25 Futures	1.93%	19.79	754,209
LME Lead DEC 25 Futures	0.89%	6.78	347,796
LME Nickel JUN 25 Futures	2.30%	9.43	898,799
LME Zinc JUN 25 Futures	2.08%	11.39	812,827
NYMEX Nat Gas MAY 25 Futures	9.81%	93.07	3,833,571
ICE Gas Oil JUL 25 Futures	2.59%	15.04	1,012,125
CBOT Soybeans JUL 25 Futures	5.59%	42.49	2,184,471
NYBOT Sugar JUL 25 Futures	2.71%	50.70	1,059,019
COMEX Silver MAY 25 Futures	4.68%	10.57	1,828,860
CBOT Soy Meal JUL 25 Futures	3.16%	41.24	1,234,871
CBOT Wheat MAY 25 Futures	2.62%	38.13	1,023,849
NYMEX Unleaded Gasoline MAY 25 Futures	2.23%	9.06	871,444

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of March 31, 2025.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value ("NAV") of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Commodity Indexed Structured Notes	$—	$54,174,898	$—	$54,174,898
United States Agency Obligations	—	163,117,358	—	163,117,358
United States Treasury Obligations	—	412,756,629	—	412,756,629
Short-term Investments	11,727,815	—	—	11,727,815
	$11,727,815	$630,048,885	$—	$641,776,700

Other Financial Instruments*
Futures Contracts	$10,568,341	$—	$—	$10,568,341
Swap Contracts	—	7,272,033	—	7,272,033
	$10,568,341	$7,272,033	$—	$17,840,374

Liabilities
Other Financial Instruments*
Futures Contracts	$3,424,359	$—	$—	$3,424,359

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2025, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.